Note 04 - Management Report - Corporate Divisions - Asset Management (Detail) - Asset Management [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues [Abstract]
Management Fees		€ 2,370,000,000	€ 2,136,000,000	€ 2,141,000,000
Performance and transaction fees		212,000,000	90,000,000	201,000,000
Other revenues		126,000,000	3,000,000	(10,000,000)
Total net revenues		2,708,000,000	2,229,000,000	2,332,000,000
Provision for credit losses		5,000,000	2,000,000	1,000,000
Noninterest expenses [Abstract]
Compensation and benefits		822,000,000	740,000,000	832,000,000
General and administrative expenses		840,000,000	763,000,000	851,000,000
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		2,000,000	22,000,000	29,000,000
Total noninterest expenses		1,664,000,000	1,526,000,000	1,711,000,000
Noncontrolling interests		223,000,000	157,000,000	152,000,000
Profit (loss) before income taxes		816,000,000	544,000,000	468,000,000
Total assets	[1],[2]	10,387,000,000	9,453,000,000	9,936,000,000
Assets under Management		928,000,000,000	793,000,000,000	768,000,000,000
Net flows		€ 48,000,000,000	€ 30,000,000,000	€ 25,000,000,000
Employees (full-time equivalent)		4,072	3,926	3,925

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[2]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.